Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		¥ (370)	¥ (1,188)
Cash flow hedges | Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	945	(249)	(489)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0	0	0
Cash flow hedges | Interest rate swap agreements | Interest on loans and investment securities/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	39	6	44
Cash flow hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(948)	(1,546)	(526)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0	0	0
Cash flow hedges | Foreign exchange contracts | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	773	73	(696)
Cash flow hedges | Foreign currency swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	594	960	(409)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)			0
Cash flow hedges | Foreign currency swap agreements | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	269	(69)
Cash flow hedges | Foreign currency swap agreements | Interest on loans and investment securities/Interest expense/Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	(2,025)	(1,231)	1,031
Fair value hedges | Interest rate swap agreements | Interest on loans and investment securities/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(2,296)	76	4,072
Gains (losses) recognized in income on hedged item	2,276	(120)	(4,337)
Fair value hedges | Foreign exchange contracts | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(3,574)	(8,828)	972
Gains (losses) recognized in income on hedged item	3,574	8,828	(972)
Fair value hedges | Foreign currency swap agreements | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(2,896)	(2,352)	227
Gains (losses) recognized in income on hedged item	2,896	2,349	(277)
Fair value hedges | Foreign Exchange Long Term Debt | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(1,609)	172	69
Gains (losses) recognized in income on hedged item	1,609	(172)	(69)
Hedges of net investment in foreign operations | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(23,638)	(11,524)	(1,198)
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)			0
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0	0	0
Hedges of net investment in foreign operations | Foreign exchange contracts | Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	(171)	1,425
Hedges of net investment in foreign operations | Debt Loans and Bonds in Local Currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(16,469)	(19,637)	1,348
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	0		0
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0	0	0
Hedges of net investment in foreign operations | Debt Loans and Bonds in Local Currency | Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		3,464
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements | Other operating revenues/expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	5	8	23
Trading derivatives or derivatives not designated as hedging instruments | Foreign exchange contracts | Brokerage commissions and net gains (losses) on investment securities
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(406)	(236)	615
Trading derivatives or derivatives not designated as hedging instruments | Foreign currency swap agreements | Other operating revenues/expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative			24
Trading derivatives or derivatives not designated as hedging instruments | Future | Brokerage commissions and net gains (losses) on investment securities
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(167)	(504)	(1,056)
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written | Other operating revenues/expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(506)	344	(92)
Trading derivatives or derivatives not designated as hedging instruments | Options Held (Written) and Other | Other operating revenues/expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	¥ (241)	¥ 992	¥ 137